John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Shares	Value
Preferred securities (A) 111.4% (75.0% of Total investments)		$434,309,233
(Cost $445,736,763)
Communication services 13.1%		51,097,626
Diversified telecommunication services 2.4%
Qwest Corp., 6.125% (B)(C)	30,000	756,600
Qwest Corp., 6.500% (C)	110,790	2,815,174
Qwest Corp., 6.750%	220,000	5,748,600
Wireless telecommunication services 10.7%
Telephone & Data Systems, Inc., 6.625% (C)	168,297	4,326,916
Telephone & Data Systems, Inc., 6.875% (C)	115,519	2,927,251
Telephone & Data Systems, Inc., 7.000%	283,000	7,140,090
U.S. Cellular Corp., 6.250%	220,000	5,773,900
U.S. Cellular Corp., 6.950% (B)(C)	633,600	16,131,456
U.S. Cellular Corp., 7.250%	215,825	5,477,639
Consumer discretionary 1.2%		4,502,550
Internet and direct marketing retail 1.2%
Qurate Retail, Inc., 8.000%	40,000	3,912,800
QVC, Inc., 6.250% (C)	25,000	589,750
Consumer staples 3.4%		13,120,000
Food products 3.4%
Ocean Spray Cranberries, Inc., 6.250% (C)(D)	160,000	13,120,000
Energy 2.1%		8,170,200
Oil, gas and consumable fuels 2.1%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (C)	210,000	5,359,200
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.971% (C)(E)	150,000	2,811,000
Financials 39.1%		152,362,826
Banks 21.6%
Bank of America Corp., 6.000% (C)	108,575	2,913,067
Bank of America Corp. (6.450% to 11-30-20, then 3 month LIBOR + 1.327%) (C)	110,000	2,901,800
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.584% (E)	265,000	7,261,000
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	300,564	8,499,950
Fifth Third Bancorp, 6.000% (C)	150,000	3,984,000
First Republic Bank, 4.700% (C)	128,875	3,355,905
Fulton Financial Corp., 5.125%	113,025	2,865,184
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (B)(C)(E)	361,904	9,315,409
Pinnacle Financial Partners, Inc., 6.750%	140,000	3,752,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (C)	164,500	4,229,295
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (C)	145,000	3,872,950
Truist Financial Corp., Series G, 5.200% (C)	276,250	7,027,800
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (C)	130,000	3,467,100
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	269,225	7,535,608
Wells Fargo & Company, 7.500%	7,500	10,115,700
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,457,990
Western Alliance Bancorp, 6.250% (C)	20,000	512,200
Capital markets 5.1%
Brookfield Finance, Inc., 4.625% (C)	95,000	2,379,750
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (C)	125,000	3,532,500
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (C)	86,000	$2,402,840
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	405,472	11,657,320
Consumer finance 1.4%
Navient Corp., 6.000% (C)	244,271	5,388,618
Insurance 10.8%
AEGON Funding Company LLC, 5.100% (B)(C)	267,925	6,982,126
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	131,750	3,433,405
American Financial Group, Inc., 5.125% (C)	123,850	3,343,950
American International Group, Inc., 5.850% (B)(C)	200,000	5,420,000
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(C)	250,000	6,695,000
Brighthouse Financial, Inc., 6.600%	222,187	5,890,177
Prudential PLC, 6.500% (B)(C)	103,000	2,768,640
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (C)	46,750	1,283,755
The Phoenix Companies, Inc., 7.450% (C)	216,500	3,131,687
Unum Group, 6.250% (C)	127,500	3,371,100
Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	615,000
Industrials 1.0%		3,985,475
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	137,525	3,985,475
Information technology 0.9%		3,569,970
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc., 8.000% (C)	3,000	3,569,970
Real estate 4.7%		18,382,386
Equity real estate investment trusts 4.7%
American Homes 4 Rent, Series E, 6.350% (C)	79,996	2,060,697
American Homes 4 Rent, Series F, 5.875% (C)	146,511	3,845,914
Diversified Healthcare Trust, 5.625% (B)(C)	665,020	12,475,775
Utilities 45.9%		179,118,200
Electric utilities 16.9%
Duke Energy Corp., 5.125% (B)(C)	386,624	9,936,237
Duke Energy Corp., 5.750% (C)	160,000	4,512,000
Entergy Louisiana LLC, 5.250% (C)	120,000	3,130,800
Interstate Power & Light Company, 5.100% (B)(C)	108,837	2,794,934
NextEra Energy, Inc., 5.279% (C)	55,000	2,719,750
NextEra Energy, Inc., 6.219% (B)(C)	100,000	4,933,000
NSTAR Electric Company, 4.780% (C)	15,143	1,578,658
PG&E Corp., 5.500%	35,000	3,486,700
PPL Capital Funding, Inc., 5.900% (C)	627,444	15,937,078
SCE Trust II, 5.100%	187,737	4,451,244
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (C)	20,000	442,000
SCE Trust VI, 5.000%	9,125	208,415
The Southern Company, 6.750% (C)	245,000	11,843,300
Gas utilities 3.6%
South Jersey Industries, Inc., 5.625% (C)	188,875	4,810,646
South Jersey Industries, Inc., 7.250%	283,600	9,418,356
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities 25.4%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	290,000	$7,806,800
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	420,050	11,219,536
CenterPoint Energy, Inc., 7.000% (C)	615,000	24,458,550
CMS Energy Corp., 5.625% (B)(C)	187,515	5,068,530
DTE Energy Company, 5.250% (C)	160,000	4,251,200
DTE Energy Company, 6.000% (B)(C)	72,100	1,896,230
DTE Energy Company, 6.250% (B)(C)	424,300	20,188,194
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(C)	237,872	6,434,438
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	288,000	7,994,880
Sempra Energy, 5.750% (B)(C)	270,000	7,187,400

Sempra Energy, 6.750% (C)	23,600	2,409,324
Common stocks 4.4% (3.0% of Total investments)		$17,251,876
(Cost $27,627,441)
Communication services 0.3%		1,293,000
Diversified telecommunication services 0.3%
CenturyLink, Inc. (C)	150,000	1,293,000
Energy 2.6%		10,142,718
Oil, gas and consumable fuels 2.6%
BP PLC, ADR (C)	140,000	2,167,200
Equitrans Midstream Corp. (C)	358,446	2,602,318
The Williams Companies, Inc. (C)	280,000	5,373,200
Utilities 1.5%		5,816,158
Multi-utilities 1.5%
Dominion Energy, Inc. (B)(C)	56,000	5,816,158

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 26.7% (18.0% of Total investments)				$104,211,722
(Cost $111,271,698)
Communication services 1.4%				5,684,109
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)(G)	6.875	07-19-27	5,988,000	5,684,109
Consumer discretionary 2.5%				9,790,305
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	2,500,000	2,587,500
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	7,239,000	7,202,805
Consumer staples 0.2%				663,300
Food products 0.2%
Land O' Lakes, Inc. (C)(D)(G)	8.000	07-16-25	670,000	663,300
Energy 4.4%				17,324,280
Oil, gas and consumable fuels 4.4%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	9,297,000	6,043,050
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (C)(E)	3.269	11-01-66	8,050,000	4,145,750
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(C)(G)	6.625	02-15-28	6,500,000	4,615,000
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(C)(G)	6.875	02-15-23	3,000,000	$2,520,480
Financials 13.5%				52,481,875
Banks 7.7%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (C)(G)	7.750	09-15-23	1,102,000	1,136,239
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (G)	8.000	06-15-24	1,935,000	2,075,288
Citigroup, Inc. (6.125% to 2-15-21, then 3 month LIBOR + 4.478%) (G)	6.125	02-15-21	1,350,000	1,333,811
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (G)	6.375	04-06-24	6,000,000	6,007,080
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (G)	5.625	07-01-25	2,750,000	2,935,625
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (G)	5.625	07-15-30	1,500,000	1,678,125
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	3.545	01-01-21	4,220,000	3,924,853
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)(G)	6.750	02-01-24	667,000	729,270
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	6,000,000	6,330,000
Regions Financial Corp. (5.750% to 6-15-25, then 5 Year CMT + 5.430%) (G)	5.750	06-15-25	1,800,000	1,928,250
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (C)(G)	5.900	06-15-24	2,000,000	2,017,437
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (C)(G)	5.375	06-01-25	3,100,000	3,394,500
Consumer finance 0.9%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	3,400,000	3,665,200
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	3,000,000	3,048,337
Insurance 3.2%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (G)	6.000	06-01-25	2,000,000	2,125,000
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(C)(G)	5.875	03-15-28	4,000,000	4,434,160
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(D)(G)	7.000	05-13-25	6,890,000	5,718,700
Materials 0.6%				2,336,248
Chemicals 0.6%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	2,300,000	2,336,248
Utilities 4.1%				15,931,605
Electric utilities 3.1%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) (C)	6.750	06-15-76	2,490,000	2,757,675
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	6,500,000	6,381,840
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%) (B)(C)	4.000	01-15-51	3,000,000	3,050,756
Multi-utilities 1.0%

CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (C)	4.750	06-01-50	3,500,000	3,741,334

Capital preferred securities (H) 1.8% (1.2% of Total investments)				$6,847,636
(Cost $6,064,403)
Financials 0.1%				486,583
Banks 0.1%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(E)(G)	5.570	11-30-20	486,000	486,583
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.7%				$6,361,053
Multi-utilities 1.7%
Dominion Resources Capital Trust III (C)	8.400	01-15-31	5,000,000	6,361,053

	Par value^	Value
Short-term investments 4.1% (2.8% of Total investments)		$16,011,000
(Cost $16,011,000)
Repurchase agreement 4.1%		16,011,000
Repurchase Agreement with State Street Corp. dated 10-30-20 at 0.000% to be repurchased at $16,011,000 on 11-2-20, collateralized by $15,941,100 U.S. Treasury Notes, 1.375% due 10-15-22 (valued at $16,331,220)	16,011,000	16,011,000
Total investments (Cost $606,711,305) 148.4%		$578,631,467
Other assets and liabilities, net (48.4%)		(188,837,659)
Total net assets 100.0%		$389,793,808

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is on loan as of 10-31-20, and is a component of the fund's leverage under the Credit Facility Agreement.
(C)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-20 was $384,045,054. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $162,419,086.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
The fund had the following country composition as a percentage of total investments on 10-31-20:
United States	89.9%
Canada	5.1%
United Kingdom	2.4%
Bermuda	1.2%
Japan	1.0%
Other countries	0.4%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Dec 2020	$(72,368,494)	$(71,873,750)	$494,744
						$494,744
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(2,275,918)	$(2,275,918)
								—	$(2,275,918)	$(2,275,918)

(a)	At 10-31-20, the 3 month LIBOR was 0.216%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$51,097,626	$45,323,726	$5,773,900	—
Consumer discretionary	4,502,550	4,502,550	—	—
Consumer staples	13,120,000	—	13,120,000	—
Energy	8,170,200	8,170,200	—	—
Financials	152,362,826	149,231,139	3,131,687	—
Industrials	3,985,475	3,985,475	—	—
Information technology	3,569,970	3,569,970	—	—
Real estate	18,382,386	18,382,386	—	—
Utilities	179,118,200	172,683,762	6,434,438	—
Common stocks	17,251,876	17,251,876	—	—
Corporate bonds	104,211,722	—	104,211,722	—
Capital preferred securities	6,847,636	—	6,847,636	—
Short-term investments	16,011,000	—	16,011,000	—
Total investments in securities	$578,631,467	$423,101,084	$155,530,383	—
Derivatives:
Assets
Futures	$494,744	$494,744	—	—
Liabilities
Swap contracts	(2,275,918)	—	$(2,275,918)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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